COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 9:-	COMMITMENTS AND CONTINGENCIES

a.	Royalty commitments:

1.
The Company receives research and development grants from the OCS. In consideration for the research and development grants received from the OCS, the Company has undertaken to pay royalties as a percentage of revenues from products developed from research and development projects financed. Royalty rates are 3.5%. If the Company will not generate sales of products developed with funds provided by the OCS, the Company is not obligated to pay royalties or repay the grants.

Royalties are payable from the time of commencement of sales of all of these products until the cumulative amount of the royalties paid equals 100% of the dollar-linked amounts of the grants received, without interest for projects authorized until December 31, 1998. For projects authorized since January 1, 1999, the repayment bears interest at the LIBOR rate.

The total research and development grants that the Company has received from the OCS as of December 31, 2011 were $ 33,400. The accumulated interest as of December 31, 2011 was $ 4,900. As of December 31, 2011, the accumulated royalties paid to the OCS were $ 9,700. Accordingly, the Company's total commitment with respect to royalty-bearing participation received or accrued, net of royalties paid or accrued, amounted to $ 28,600 as of December 31, 2011.

Royalty expenses relating to the OCS grants included in cost of sales for the years ended December 31, 2011, 2010 and 2009 were $ 759, $ 793 and $ 380, respectively.

In May 2010, the Company received a notice from the OCS regarding alleged miscalculations in the amount of royalties paid by the Company to the OCS for the years 1992-2009 and the revenues basis of which the company has to pay royalties. The Company believes that all royalties due to the OCS from the sale of products developed with funding provided by the OCS during such years were properly paid or were otherwise accrued as of December 31, 2011.  The Company is currently in the process of reviewing such alleged miscalculations differences with the OCS. Currently the Company is unable to assess the merits of the aforesaid arguments raised by the OCS.

2.
According to the Company's agreements with the Israel - U.S Bi-National Industrial Research and Development Foundation ("BIRD-F"), the Company is required to pay royalties at a rate of 5% of sales of products developed with funds provided by the BIRD-F, up to an amount equal to 150% of BIRD-F's grant (linked to the United States Consumer Price Index) relating to such products. The last funds from the BIRD-F were received in 1996. In the event the Company does not generate sales of products developed with funds provided by BIRD-F, the Company is not obligated to pay royalties or repay the grants.

The total research and development funds that the Company has received from the BIRD-F as of December 31, 1996, were $ 340. As of December 31, 2011, the Company is required to pay royalties up to an amount of $ 509, plus linkage to the United States Consumer Price Index in the amount of $ 129 or a total of $ 638.

As of December 31, 2011, the accumulated royalties paid to the BIRD-F were $ 296. Accordingly, the Company's total commitment with respect to royalty-bearing participation received, net of royalties paid, amounted to approximately $ 342 as of December 31, 2011.

Starting 2003 the Company has not generated sales of products developed with the funds provided by BIRD-F, therefore the Company is not obligated to pay royalties or repay the grant since that date.

Royalty expenses relating to the BIRD-F grants included in cost of sales for the years ended December 31, 2011, 2010 and 2009 were less than $ 1 for each of these years.

b.	Operating leases:

1.
Premises occupied by the Company and its subsidiaries are rented under various rental agreements part of which are with related parties (see Note 8).

The rental agreements for the premises of the Company and its subsidiaries expire up to December 31, 2012. Minimum future gross rental and maintenance payments due under the above agreements, at exchange rates in effect on December 31, 2011, were as follows:

Year ended December 31

2012	$598

Rental and maintenance expenses (net of sublease income from premises under sublease agreements) amounted to $ 682, $ 581 and $ 686 for the years ended December 31, 2011, 2010 and 2009, respectively.

2.
The Company leases its motor vehicles under cancelable operating lease agreements. The leases typically run for an initial period of three to four years with an option to renew the leases after that date.

The minimum payment under these operating leases, upon cancellation of these lease agreements was $ 72 as of December 31, 2011.

Lease expenses for motor vehicles for the years ended December 31, 2011, 2010 and 2009 were $ 366, $ 387 and $ 385, respectively.

c.	Bank guarantee:

The Company has granted bank performance guarantees in favor of two of its customers in the amount of $ 120 and $ 435 which expire on December 31, 2012 and December 30, 2013, respectively and another guarantee in the amount of $ 26 which expires on May 31, 2012